Dividend per ordinary share	6 Months Ended
Jun. 30, 2024
Dividend per ordinary share [abstract]
Dividend per ordinary share
18 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2022
- Interim dividend, paid August 2022	0.17	634
- Final dividend, paid May 2023	0.389	1,408
Total dividend in respect of 2022	0.559	2,042
In respect of 2023
- Interim dividend, paid August 2023	0.35	1,260
- Final dividend, paid May 2024	0.756	2,497
Total dividend in respect of 2023	1.106	3,757
In respect of 2024
- Interim dividend declared	0.35	1,149
Total dividend for the period ending 30 June 2024	0.35	1,149
On 25 April 2024, the Annual General Meeting of shareholders ratified the total dividend of EUR 1.106 per ordinary share of which EUR 0.350 per share was paid as an interim cash dividend in August 2023. The final dividend of EUR 0.756 per ordinary share was paid entirely in cash.
In 2023 and the first six months of 2024, no other cash distributions were paid to shareholders of ING Group.
ING Groep N.V. is required to withhold tax of 15% on dividends paid.
Reference is made to Note 12 'Equity' for further information.